Expense Example {- Fidelity Advisor® Floating Rate High Income Fund} - 10.31 Fidelity Advisor Floating Rate High Income Fund Retail PRO-07 - Fidelity Advisor® Floating Rate High Income Fund - Fidelity Advisor Floating Rate High Income Fund-Retail Class
Dec. 30, 2021 USD ($)
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	$ 835